Property, Plant and Equipment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Utility Plant In Service
The original cost of property, plant and equipment segregated by functional classifications follows:

	As of December 31,
	2020	2019
	(In Thousands)
Production	$4,191,223	$4,154,919
Transmission	408,380	398,903
Distribution	1,671,861	1,594,208
General plant	258,931	250,582
Total property, plant and equipment	$6,530,395	$6,398,612

In December 2020, IPL reclassified net property, plant and equipment of $74.5 million associated with the Petersburg Unit 1 retirement to long-term regulatory assets by crediting accumulated depreciation (for further discussion, see Note 2, “Regulatory Matters - IRP Filing”).
Substantially all of IPL’s property is subject to a $1,803.8 million direct first mortgage lien, as of December 31, 2020, securing IPL’s first mortgage bonds. Total non-contractually or legally required accrued removal costs of utility plant in service at December 31, 2020 and 2019 were $818.0 million and $788.3 million, respectively; and total contractually or legally required removal costs of property, plant and equipment at December 31, 2020 and 2019 were $195.2 million and $204.2 million, respectively. Please see “ARO” below for further information.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a roll forward of the ARO legal liability year end balances:

	2020	2019
	(In Thousands)
Balance as of January 1	$204,219	$129,451
Liabilities settled	(18,302)	(9,891)
Revisions to cash flow and timing estimates	1,120	78,153
Accretion expense	8,199	6,506
Balance as of December 31	$195,236	$204,219

IPL recorded adjustments to its ARO liabilities of $1.1 million and $78.2 million in 2020 and 2019, respectively, primarily to reflect increases to estimated ash pond closure costs, including groundwater remediation. As of December 31, 2020 and 2019, IPL did not have any assets that are legally restricted for settling its ARO liability.
Indianapolis Power And Light Company
Entity Information [Line Items]
Utility Plant In Service	. PROPERTY, PLANT AND EQUIPMENT
The original cost of property, plant and equipment segregated by functional classifications follows:

	As of December 31,
	2020	2019
	(In Thousands)
Production	$4,191,223	$4,154,919
Transmission	408,380	398,903
Distribution	1,671,861	1,594,208
General plant	258,931	250,582
Total property, plant and equipment	$6,530,395	$6,398,612

In December 2020, IPL reclassified net property, plant and equipment of $74.5 million associated with the Petersburg Unit 1 retirement to long-term regulatory assets by crediting accumulated depreciation (for further discussion, see Note 2, “Regulatory Matters - IRP Filing”).
Substantially all of IPL’s property is subject to a $1,803.8 million direct first mortgage lien, as of December 31, 2020, securing IPL’s first mortgage bonds. Total non-contractually or legally required accrued removal costs of utility plant in service at December 31, 2020 and 2019 were $818.0 million and $788.3 million, respectively; and total contractually or legally required removal costs of property, plant and equipment at December 31, 2020 and 2019 were $195.2 million and $204.2 million, respectively. Please see “ARO” below for further information.

ARO

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel.

IPL’s ARO relates primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. The following is a roll forward of the ARO legal liability year end balances:

	2020	2019
	(In Thousands)
Balance as of January 1	$204,219	$129,451
Liabilities settled	(18,302)	(9,891)
Revisions to cash flow and timing estimates	1,120	78,153
Accretion expense	8,199	6,506
Balance as of December 31	$195,236	$204,219

IPL recorded adjustments to its ARO liabilities of $1.1 million and $78.2 million in 2020 and 2019, respectively, primarily to reflect increases to estimated ash pond closure costs, including groundwater remediation. As of December 31, 2020 and 2019, IPL did not have any assets that are legally restricted for settling its ARO liability.